TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Statement of Additional Information, as supplemented

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Transamerica Developing Markets Equity

The following information supplements and supersedes any contrary information located on the cover of the Class I2 Prospectus and the Statement of Additional Information concerning Transamerica Developing Markets Equity Class I2.

Ticker: TDMIX

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Transamerica Emerging Markets Equity

The following information supplements and supersedes any contrary information contained in the Prospectuses under the section entitled “Shareholder Information – Sub-Adviser(s)” concerning Transamerica Emerging Markets Equity:

ClariVest Asset Management LLC	3611 Valley Centre Drive, Suite 100 San Diego, CA 92130

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Transamerica Multi-Managed Balanced

The following information supplements the information in the Prospectuses relating to J.P. Morgan Investment Management Inc. under the section entitled “Management” concerning Transamerica Multi-Managed Balanced:

Portfolio Managers:

Tim Snyder, CFA, Portfolio Manager since 2013

In the Class I2 Prospectus, the following replaces the last sentence in its entirety under the section entitled “Purchase and Sale of Fund Shares” concerning Transamerica Multi-Managed Balanced:

As of the fiscal year ended October 31, 2012, the fund had not issued Class I2 shares.

The following information supplements the information in the Prospectuses relating to J.P. Morgan Investment Management Inc. under the section entitled “Shareholder Information – Portfolio Manager(s)” concerning Transamerica Multi-Managed Balanced:

Name	Sub-Adviser	Positions Over Past Five Years
Tim Snyder, CFA	J.P. Morgan Investment Management Inc.	Portfolio Manager of the fund since 2013; Employee of J.P. Morgan Investment Management Inc. since 2003; Vice President; Member of the Structured Equity Group; Specialties include enhanced index strategies

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The following chart replaces in its entirety the current chart in the Retail Prospectus under the section entitled “Shareholder Information – Distributions and Taxes - Dividends and Distributions”:

Fund	Pay quarterly dividends	Pay monthly dividends	Declare dividends daily and pay monthly
Transamerica Asset Allocation-Conservative Portfolio	X
Transamerica Dividend Focused	X
Transamerica Emerging Markets Debt	X
Transamerica Enhanced Muni		X
Transamerica Flexible Income		X
Transamerica High Yield Bond		X
Transamerica Income & Growth	X
Transamerica International Bond		X
Transamerica Money Market			X
Transamerica Multi-Managed Balanced	X
Transamerica Large Cap Value	X
Transamerica Short-Term Bond			X
Transamerica Tactical Allocation	X
Transamerica Tactical Income		X

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Investors Should Retain this Supplement for Future Reference

May 28, 2013